Calvert
Mortgage Access Fund
June 30, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.8%

Security	Principal Amount (000's omitted)	Value
NRZ Excess Spread-Collateralized Notes, Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	$821	$ 820,954
Total Asset-Backed Securities (identified cost $820,769)		$ 820,954

Collateralized Mortgage Obligations — 68.3%

Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust, Series 2021-5, Class A2, 1.208%, 7/25/66(1)(2)	$44	$ 38,897
BRAVO Residential Funding Trust:
Series 2021-NQM1, Class A3, 1.332%, 2/25/49(1)(2)	36	34,292
Series 2021-NQM3, Class A3, 1.956%, 4/25/60(1)(2)	60	56,663
Series 2024-NQM1, Class B1, 8.042%, 12/1/63(1)	112	113,451
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	772	757,919
Champs Trust:
Series 2024-1, Class A, 11.105%, 7/25/59(1)(2)	902	923,467
Series 2024-2, Class A, 7.997%, 11/25/59(1)(2)	947	975,856
Series 2024-3, Class A, 9.05%, 1/25/60(1)(2)	1,161	1,198,980
Series 2025-1, Class A, 9.00%, 4/25/60(1)(2)	1,388	1,437,242
Series 2025-2, Class A, 7.639%, 10/25/60(1)(2)	1,844	1,911,617
Series 2026-1, Class A, 8.913%, 9/25/61(1)	2,488	2,596,590
CHNGE Mortgage Trust:
Series 2022-NQM1, Class A3, 5.82% to 7/25/26, 6/25/67(1)(3)	57	56,892
Series 2022-NQM1, Class M1, 5.82% to 7/25/26, 6/25/67(1)(3)	500	500,650
Series 2023-1, Class A1, 7.065% to 7/25/26, 3/25/58(1)(3)	91	91,428
Series 2023-4, Class A3, 8.38% to 8/25/26, 9/25/58(1)(3)	260	260,213
Cross Mortgage Trust, Series 2024-H2, Class B1B, 8.196%, 4/25/69(1)(2)	470	472,273
FARM Mortgage Trust:
Series 2021-1, Class B, 3.226%, 7/25/51(1)(2)	1,430	1,117,234
Series 2022-1, Class B, 2.957%, 1/25/52(1)(2)	1,949	1,481,954
Series 2023-1, Class B, 3.034%, 3/25/52(1)(2)	862	656,614
Series 2024-1, Class B, 5.076%, 10/1/53(1)(2)	808	715,414
Series 2025-1, Class B, 5.64%, 8/1/55(1)(2)	1,068	945,502
Series 2025-2, Class B, 5.704%, 9/25/55(1)(2)	453	403,749
Federal Home Loan Mortgage Corp.:
Series 5489, Class S, 7.639%, (15.62% - 30-day SOFR Average x 2.2), 1/25/55(4)	1,037	1,039,464
Series 5508, Class DS, 10.117%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(4)	385	414,923
Series 5508, Class SC, 10.117%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(4)	727	778,898
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.242%, (30-day SOFR Average + 7.614%), 9/25/49(1)(5)	250	280,130
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2021-HQA1, Class B2, 8.628%, (30-day SOFR Average + 5.00%), 8/25/33(1)(5)	$2,250	$ 2,661,767
Series 2021-HQA2, Class B2, 9.078%, (30-day SOFR Average + 5.45%), 12/25/33(1)(5)	1,300	1,583,356
Series 2023-HQA2, Class M1B, 6.978%, (30-day SOFR Average + 3.35%), 6/25/43(1)(5)	750	772,347
Federal National Mortgage Association:
Series 2023-12, Class LW, 6.00%, 4/25/53	500	518,261
Series 2024-102, Class SA, 7.639%, (15.62% - 30-day SOFR Average x 2.2), 1/25/55(4)	1,005	1,010,381
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 7.492%, (30-day SOFR Average + 3.864%), 9/25/39(1)(5)	168	169,131
Series 2023-R03, Class 2M2, 7.528%, (30-day SOFR Average + 3.90%), 4/25/43(1)(5)	500	522,689
GCAT Trust, Series 2023-NQM2, Class A2, 6.243% to 7/25/26, 11/25/67(1)(3)	270	269,621
Government National Mortgage Association:
Series 2021-160, Class DI, 3.00%, 9/20/51(6)	485	82,387
Series 2022-126, Class AS, 0.081%, (3.69% - 30-day SOFR Average), 7/20/52(4)(6)	608	5,502
Series 2022-173, Class S, 9.501%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(4)	146	154,561
Series 2022-175, Class SB, 9.501%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(4)	487	490,069
Series 2022-195, Class AS, 9.773%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(4)	173	186,257
Series 2022-197, Class SW, 7.659%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(4)	111	112,405
Series 2023-13, Class SA, 1.791%, (5.40% - 30-day SOFR Average), 1/20/53(4)(6)	612	24,304
Series 2023-19, Class SD, 2.691%, (6.30% - 30-day SOFR Average), 2/20/53(4)(6)	433	29,476
Series 2023-22, Class ES, 2.691%, (6.30% - 30-day SOFR Average), 2/20/53(4)(6)	428	28,860
Series 2023-24, Class SB, 1.541%, (5.15% - 30-day SOFR Average), 2/20/53(4)(6)	856	30,940
Series 2023-24, Class SG, 2.691%, (6.30% - 30-day SOFR Average), 2/20/53(4)(6)	428	28,860
Series 2023-38, Class LS, 2.691%, (6.30% - 30-day SOFR Average), 3/20/53(4)(6)	421	27,843
Series 2023-47, Class HS, 2.691%, (6.30% - 30-day SOFR Average), 3/20/53(4)(6)	147	9,745
Series 2023-47, Class SC, 2.641%, (6.25% - 30-day SOFR Average), 3/20/53(4)(6)	212	13,825
Series 2023-65, Class G, 9.318%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(4)	338	355,631
Series 2023-89, Class SE, 2.441%, (6.05% - 30-day SOFR Average), 6/20/53(4)(6)	1,591	86,540
Series 2023-96, Class BL, 6.00%, 7/20/53	650	677,145
Series 2023-96, Class DB, 6.00%, 7/20/53(7)	750	781,435
Series 2023-98, Class BW, 6.00%, 7/20/53	250	260,444
Series 2023-99, Class AL, 6.00%, 7/20/53(7)	1,000	1,041,870
Series 2023-100, Class AY, 6.00%, 7/20/53(7)	2,000	2,083,179

Calvert
Mortgage Access Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-100, Class JL, 6.00%, 7/20/53	$500	$ 520,743
Series 2023-102, Class SG, 9.098%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(4)	171	176,868
Series 2023-133, Class S, 10.774%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(4)	319	349,692
Series 2023-149, Class S, 10.624%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(4)	199	217,041
Series 2023-153, Class SM, 13.565%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(4)	125	142,943
Series 2023-164, Class EL, 6.00%, 11/20/53	1,500	1,557,027
Series 2023-165, Class DY, 6.00%, 11/20/53	962	991,069
Series 2023-165, Class EY, 6.50%, 11/20/53(7)	1,000	1,051,049
Series 2023-173, Class AX, 6.00%, 11/20/53(7)	1,500	1,557,036
Series 2023-182, Class EL, 6.00%, 12/20/53	500	518,091
Series 2024-1, Class GL, 6.00%, 1/20/54	500	520,691
Series 2024-44, Class LM, 6.00%, 3/20/54	1,000	1,042,914
Series 2024-59, Class LG, 6.00%, 4/20/54(7)	2,000	2,083,442
Series 2024-64, Class EI, 6.50%, 4/20/64(6)	615	103,106
Series 2024-83-Principal Only, Class BO, 6/20/53(8)	815	664,938
Series 2024-112, Class EZ, 6.00%, 7/20/54	561	589,803
Series 2024-148, Class LZ, 5.50%, 9/20/54	2,202	2,211,959
Series 2024-183, Class ZA, 6.00%, 8/20/54	1,649	1,735,984
Series 2024-196, Class Z, 5.50%, 12/20/54	543	545,324
Series 2024-197, Class JY, 6.50%, 12/20/54	584	611,193
Series 2025-1, Class BY, 6.50%, 1/20/55	733	769,574
Series 2025-39, Class CM, 7.509%, (30-day SOFR Average + 3.90%), 3/20/55(5)	789	810,854
Series 2025-41, Class MT, 6.542%, (30-day SOFR Average + 2.933%), 3/20/65(5)	268	272,241
Series 2025-41, Class NT, 6.542%, (30-day SOFR Average + 2.933%), 3/20/55(5)	349	352,128
Series 2025-41, Class QM, 7.509%, (30-day SOFR Average + 3.90%), 3/20/55(5)	389	395,293
Series 2025-62, Class FM, 7.809%, (30-day SOFR Average + 4.20%), 4/20/55(5)	395	410,744
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00), 4/20/55(4)	423	428,718
Series 2025-64, Class FM, 7.869%, (30-day SOFR Average + 4.26%), 4/20/55(5)	412	428,634
Series 2025-69, Class VN, 10.00%, (68.67% - 30-day SOFR Average x 13.33), 4/20/55(4)	423	431,734
Series 2025-82, Class FL, 8.109%, (30-day SOFR Average + 4.50%), 5/20/55(5)	611	623,420
Series 2025-83, Class MU, 7.909%, (30-day SOFR Average + 4.30%), 4/20/55(5)	565	580,706
Series 2025-90, Class MB, 7.909%, (30-day SOFR Average + 4.30%), 5/20/55(5)	565	580,706
Series 2025-105, Class TM, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(4)	640	664,518
Series 2025-139, Class MT, 6.909%, (30-day SOFR Average + 3.30%), 4/20/55(5)	510	527,159
Series 2025-174, Class TC, 7.60%, (26.40% - 30-day SOFR Average x 4.00), 10/20/55(4)	946	966,682
Series 2025-174, Class TH, 7.50%, (36.00% - 30-day SOFR Average x 6.00), 9/20/55(4)	938	951,187
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-205, Class SP, 10.127%, (29.98% - 30-day SOFR Average x 5.50), 11/20/55(4)	$979	$ 1,022,331
Series 2026-3, Class ES, 1.441%, (5.05% - 30-day SOFR Average), 1/20/66(4)(6)	9,635	221,246
Series 2026-5, Class QS, 10.402%, (30.25% - 30-day SOFR Average x 5.50), 1/20/56(4)	1,475	1,563,278
Series 2026-28, Class PS, 10.402%, (30.25% - 30-day SOFR Average x 5.50), 2/20/56(4)	493	511,263
Series 2026-44, Class LS, 9.685%, (22.916% - 30-day SOFR Average x 3.667), 3/20/56(4)	990	1,035,722
Series 2026-63, Class SW, 9.32%, (21.95% - 30-day SOFR Average x 3.50), 4/20/56(4)	497	521,670
Series 2026-100, Class SH, 1.988%, (5.60% - 30-day SOFR Average), 6/20/66(4)(6)	7,500	268,273
JP Morgan Mortgage Trust, Series 2025-NQM2, Class M1B, 6.902%, 9/25/65(1)(2)	583	590,442
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.148%, (1 mo. SOFR + 6.50%), 5/25/59(1)(5)	1,000	1,005,253
New Residential Mortgage Loan Trust, Series 2021-NQM2R, Class M1, 2.201%, 10/25/58(1)(2)	130	119,107
PNMAC GMSR Issuer Trust, Series 2025-GT1, Class A, 6.098%, (1 mo. SOFR + 2.45%), 8/26/30(1)(5)	1,000	1,005,927
PRPM Trust:
Series 2021-NQM2, Class B2, 6.825%, 8/25/68(1)(2)	1,600	1,608,349
Series 2024-NQM4, Class B1, 7.611%, 12/26/69(1)(2)	1,440	1,465,770
Series 2025-NQM2, Class M1B, 7.077%, 4/25/70(1)(2)	1,000	1,011,933
Total Collateralized Mortgage Obligations (identified cost $69,937,888)		$71,614,918

Government National Mortgage Association Participation Agreements — 4.9%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements:
5.397%, 1/1/59(9)	$3,555	$ 3,571,082
7.747%, 9/10/27(9)	1,513	1,524,739
Total Government National Mortgage Association Participation Agreements (identified cost $5,067,946)		$ 5,095,821

U.S. Government Agency Mortgage-Backed Securities — 50.4%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
6.00%, 1/1/55(7)	$971	$ 994,227
6.50%, 3/1/53	123	129,429

Calvert
Mortgage Access Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
5.50%, with various maturities to 2054	$571	$ 577,376
6.00%, with various maturities to 2053	587	605,711
6.50%, with various maturities to 2053	715	748,982
7.00%, 6/1/53	99	105,625
Government National Mortgage Association:
6.00%, 30-Year, TBA(10)	2,000	2,040,845
5.00%, with various maturities to 2052(7)	6,102	6,081,177
5.50%, with various maturities to 2066	4,999	5,078,312
6.00%, with various maturities to 2054	6,520	6,765,352
6.50%, with various maturities to 2066	7,494	7,817,413
7.00%, with various maturities to 2062	3,869	4,048,732
7.50%, 6/20/64	194	202,652
Government National Mortgage Association II:
5.50%, 12/20/55(11)	2,181	2,193,948
6.00%, with various maturities to 2053	878	907,963
6.50%, 7/20/53	505	531,682
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(10)	6,000	5,896,172
5.50%, 30-Year, TBA(10)	8,100	8,128,160
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $52,478,901)		$52,853,758

Short-Term Investments — 1.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(12)	1,882,766	$ 1,882,766
Total Short-Term Investments (identified cost $1,882,766)		$ 1,882,766
Total Investments — 126.2% (identified cost $130,188,270)		$132,268,217
Other Assets, Less Liabilities — (26.2)%		$(27,491,722)
Net Assets — 100.0%		$104,776,495

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $30,633,673 or 29.2% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2026.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2026.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2026.
(5)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(10)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.

Calvert
Mortgage Access Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	66	Long	9/30/26	$13,604,765	$(567)
U.S. 5-Year Treasury Note	459	Long	9/30/26	49,134,516	168,187
U.S. Ultra-Long Treasury Bond	(26)	Short	9/21/26	(3,020,062)	(87,805)
					$79,815
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking(4)	Goldman Sachs Bank USA	$2,000	5.50% (pays monthly)	5.83%	10/10/29	$(10,775)	$—	$(10,775)
Total		$2,000				$(10,775)	$ —	$(10,775)

(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,000,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Represents a custom swap created by Goldman Sachs. This synthetic investment strategy provides exposure to geographically-diversified portfolios of new residential communities that will be developed or are currently under development into buildable lots by a variety of homebuilders. The Components of the custom swap along with the value of each Component are listed below:

Calvert
Mortgage Access Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) — continued
Component	Notional Amount (000's omitted)	Value	Percentage of Notional Amount
Residential development and land loan facility 1	$334	$(1,798)	16.7%
Residential development and land loan facility 2	59	(317)	2.9
Residential development and land loan facility 3	96	(517)	4.8
Residential development and land loan facility 4	245	(1,321)	12.3
Residential development and land loan facility 5	341	(1,836)	17.0
Residential development and land loan facility 6	43	(230)	2.1
Residential development and land loan facility 7	41	(220)	2.0
Residential development and land loan facility 8	239	(1,288)	12.0
Residential development and land loan facility 9	224	(1,209)	11.2
Residential development and land loan facility 10	171	(924)	8.6
Residential development and land loan facility 11	106	(572)	5.3
Residential development and land loan facility 12	58	(312)	2.9
Residential development and land loan facility 13	43	(231)	2.2
Total	$2,000	$(10,775)	100.0%

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
At June 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the fiscal year to date ended June 30, 2026, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Interest Rate Risk: During the fiscal year to date ended June 30, 2026, the Fund utilized futures contracts and interest rate swaptions to hedge interest rate risk and to manage duration.

Calvert
Mortgage Access Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of June 30, 2026 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
MUFG Securities Americas, Inc.	1/5/26	On Demand(1)	3.90%	$5,432,601	$5,536,183
TD Securities (USA), LLC	5/29/26	On Demand(1)	3.83	2,370,393	2,377,958
TD Securities (USA), LLC	5/29/26	On Demand(1)	3.88	1,554,375	1,559,401
TD Securities (USA), LLC	5/29/26	7/23/26	3.83	1,033,750	1,037,049
TD Securities (USA), LLC	5/29/26	On Demand(1)	3.88	1,027,500	1,030,822
TD Securities (USA), LLC	5/29/26	7/16/26	3.83	996,650	999,831
Total Investments				$12,415,269	$12,541,244

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At June 30, 2026, the remaining contractual maturity of all open reverse repurchase agreements was less than 30 days.
At June 30, 2026, the underlying collateral for all open reverse repurchase agreements was comprised of Collateralized Mortgage Obligations and U.S. Government Agency Mortgage-Backed securities having an aggregate market value of $13,481,803.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at June 30, 2026. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at June 30, 2026.
Affiliated Investments
At June 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,882,766, which represents 1.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,081,710	$50,225,672	$(51,424,616)	$ —	$ —	$1,882,766	$47,839	1,882,766

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Mortgage Access Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$820,954	$ —	$820,954
Collateralized Mortgage Obligations	—	71,614,918	—	71,614,918
Government National Mortgage Association Participation Agreements	—	5,095,821	—	5,095,821
U.S. Government Agency Mortgage-Backed Securities	—	52,853,758	—	52,853,758
Short-Term Investments	1,882,766	—	—	1,882,766
Total Investments	$1,882,766	$130,385,451	$ —	$132,268,217
Futures Contracts	$168,187	$ —	$ —	$168,187
Total	$2,050,953	$130,385,451	$ —	$132,436,404
Liability Description
Futures Contracts	$(88,372)	$ —	$ —	$(88,372)
Swap Contracts	—	(10,775)	—	(10,775)
Total	$(88,372)	$(10,775)	$ —	$(99,147)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.